SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013
Accounting Policies [Abstract]
Net (Loss) for period	$ 297,899	$ (5,303)
Weighted-average common shares outstanding basic
Weighted-average common stock Equivalents	9,565,374	3,303,773
Stock options
Warrants
Convertible Notes
Weighted-average common shares outstanding- basic and diluted	9,565,374	3,303,773